Note 13 - Commitment (Details Textual) - Chief Executive Officer [Member] - USD ($)		3 Months Ended
	Nov. 15, 2022	Dec. 31, 2022
Employment Agreement, Term (Year)	5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 250,000
Annual Bonus, Percentage	100.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	10,000,000
Restricted Stock Units (RSUs) [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	500,000	500,000